Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net sales	€ 17,180	€ 17,019	€ 36,126
Property, plant and equipment	9,368		9,717
goodwill	45,254		44,519
Other intangible assets	17,021		16,572
Reportable geographical zones
Disclosure of geographical areas [line items]
Net sales	17,180	17,019	36,126
Property, plant and equipment	9,368	9,606	9,717
goodwill	45,254	44,418	44,519
Other intangible assets	17,021	19,098	16,572
Europe
Disclosure of geographical areas [line items]
Net sales	4,345	4,351	8,852
Property, plant and equipment	5,683	5,781	5,824
goodwill	0	0	0
Other intangible assets	6,544	7,439	6,941
France
Disclosure of geographical areas [line items]
Net sales	1,061	1,099	2,261
Property, plant and equipment	3,067	3,120	3,141
goodwill	0	0	0
Other intangible assets	0	0	0
North America
Disclosure of geographical areas [line items]
Net sales	6,151	5,685	13,370
Property, plant and equipment	2,756	2,791	2,862
goodwill	0	0	0
Other intangible assets	8,838	9,485	7,825
United States
Disclosure of geographical areas [line items]
Net sales	5,880	5,401	12,756
Property, plant and equipment	2,153	2,250	2,264
goodwill	0	0	0
Other intangible assets	0	0	0
Other countries
Disclosure of geographical areas [line items]
Net sales	6,684	6,983	13,904
Property, plant and equipment	929	1,034	1,031
goodwill	0	0	0
Other intangible assets	€ 1,639	€ 2,174	€ 1,806